Entity Level Disclosures and Segment Information (Details) - Schedule of major customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Level Disclosures and Segment Information (Details) - Schedule of major customers [Line Items]
Revenues	$ 10,281	$ 4,886	$ 3,284
Israel [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of major customers [Line Items]
Revenues	822	973	1,071
U.S. [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of major customers [Line Items]
Revenues	3,618	1,837	1,418
Hong-Kong [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of major customers [Line Items]
Revenues	1,365
APAC [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of major customers [Line Items]
Revenues	553	427	169
Other [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of major customers [Line Items]
Revenues	$ 3,923	$ 1,649	$ 626